Summary of Significant Accounting Policies and Practices (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 22, 2024 HKD ($)	Apr. 22, 2024 USD ($)	Jan. 01, 2020 HKD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Right-of-use assets (in Dollars)	$ 45,493,013			$ 42,491,805		$ 23,884,854		$ 5,795,362	$ 5,470,320			$ 541,625
Operating lease liabilities (in Dollars)	$ 5,189,781			$ 3,890,482		$ 708,829		$ 661,127	$ 500,854			$ 541,625
Value added tax rate	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Deferred offering costs						$ 8,148,021				$ 14,646,008	$ 1,885,501
Impairment for inventories	$ 426,816	$ 54,372		$ 23,585	$ 3,036	$ 68,536
Reportable segment	1	1		1	1
US [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Foreign currency exchange rate, translation	1			1				1	1
Hong Kong [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Foreign currency exchange rate, translation	7.8499			7.7677				7.8499	7.7677